Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Restructuring Restructuring and relocation costs	Dec. 31, 2013 Cultivations Minimum	Dec. 31, 2013 Cultivations Maximum	Dec. 31, 2013 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Maximum	Dec. 31, 2013 Machinery and equipment Minimum	Dec. 31, 2013 Machinery and equipment Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful lives of PP&E		5 years	30 years	10 years	40 years	3 years	15 years
Impairment charges in connection with restructuring	$ 2